February 2019
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Nick Xeros
Account Administrator
312-332-7464
nicholas.xeros@usbank.com
http://pivot.usbank.com/
190 South Lasalle St. 7th Floor
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Sponsor:
Cantor Commercial Real Estate Lending, L.P.
Sponsor:
Citigroup Global Markets Realty Corp.
Sponsor:
Goldman Sachs Mortgage Company
Sponsor:
MC-Five Mile Commercial Mortgage Finance LLC
Sponsor:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Well Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Payment Date:
Feb 12, 2019
Prior Payment:
Jan 11, 2019
Next Payment:
Mar 12, 2019
Record Date:
Jan 31, 2019
Determination Date:
Feb 6, 2019
First Payment Date:
Nov 13, 2015
Closing Date:
Oct 23, 2015
Rated Final Distribution Date:
Oct 13, 2048
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Distribution Date Report

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Loan Detail

Historical Loan Modification Report

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

REO Additional Detail

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquent Loan Detail

Supplemental Information

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance (1)
Distribution
Distribution (2)
Distribution
Loss
Balance
Outstanding
A-1
1.53900%
30,283,000.00
14,151,901.52
631,596.11
18,149.81
649,745.92
0.00
13,520,305.41
A-2
2.07500%
28,822,000.00
28,822,000.00
0.00
49,838.04
49,838.04
0.00
28,822,000.00
A-3
3.24400%
185,000,000.00
185,000,000.00
0.00
500,116.67
500,116.67
0.00
185,000,000.00
A-4
3.50600%
284,382,000.00
284,382,000.00
0.00
830,869.41
830,869.41
0.00
284,382,000.00
A-AB
3.27800%
65,382,000.00
65,382,000.00
0.00
178,601.83
178,601.83
0.00
65,382,000.00
X-A
1.33480%
634,167,000.00
618,035,901.52
0.00
687,460.23
687,460.23
0.00
617,404,305.41
X-B
0.18688%
48,782,000.00
48,782,000.00
0.00
7,597.10
7,597.10
0.00
48,782,000.00
A-S
3.91100%
40,298,000.00
40,298,000.00
0.00
131,337.90
131,337.90
0.00
40,298,000.00
100.00000%
B
4.46600%
48,782,000.00
48,782,000.00
0.00
181,550.34
181,550.34
0.00
48,782,000.00
100.00000%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.65288%
42,419,000.00
42,419,000.00
0.00
164,475.53
164,475.53
0.00
42,419,000.00
100.00000%
D
2.97900%
51,964,000.00
51,964,000.00
0.00
129,000.63
129,000.63
0.00
51,964,000.00
X-D
1.67388%
51,964,000.00
51,964,000.00
0.00
72,484.71
72,484.71
0.00
51,964,000.00
E
4.65288%
23,331,000.00
23,331,000.00
0.00
90,463.68
90,463.68
0.00
23,331,000.00
F
4.65288%
8,483,000.00
8,483,000.00
0.00
32,892.00
32,892.00
0.00
8,483,000.00
G
4.65288%
39,238,739.00
39,238,739.00
0.00
137,316.74
137,316.74
0.00
39,238,739.00
S
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
848,384,739.00
832,253,640.52
631,596.11
3,212,154.62
3,843,750.73
0.00
831,622,044.41
(1) The Class PEZ Certificates have an initial maximum certificate principal amount of 131,499,000.00.
(2) Class S is a sole beneficiary of Excess Interest.
February 2019
DISTRIBUTION DATE REPORT
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
3.911000%
40,298,000.00
40,298,000.00
0.00
0.00
0.00
0.00
40,298,000.00
0.00000%
B
4.466000%
48,782,000.00
48,782,000.00
0.00
0.00
0.00
0.00
48,782,000.00
0.00000%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.652883%
42,419,000.00
42,419,000.00
0.00
0.00
0.00
0.00
42,419,000.00
0.00000%
Totals:
131,499,000.00
131,499,000.00
0.00
0.00
0.00
0.00
131,499,000.00
February 2019
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Beginning
Principal
Interest
Total
Realized
Ending
Class
CUSIP
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36250VAA0
467.32164977
20.85645775
0.59934002
21.45579776
0.00000000
446.46519202
A-2
36250VAB8
1000.00000000
0.00000000
1.72916667
1.72916667
0.00000000
1000.00000000
A-3
36250VAC6
1000.00000000
0.00000000
2.70333333
2.70333333
0.00000000
1000.00000000
A-4
36250VAD4
1000.00000000
0.00000000
2.92166667
2.92166667
0.00000000
1000.00000000
A-AB
36250VAE2
1000.00000000
0.00000000
2.73166667
2.73166667
0.00000000
1000.00000000
X-A
36250VAF9
974.56332720
0.00000000
1.08403658
1.08403658
0.00000000
973.56738116
X-B
36250VAG7
1000.00000000
0.00000000
0.15573573
0.15573573
0.00000000
1000.00000000
A-S
36250VAH5
1000.00000000
0.00000000
3.25916667
3.25916667
0.00000000
1000.00000000
B
36250VAJ1
1000.00000000
0.00000000
3.72166667
3.72166667
0.00000000
1000.00000000
PEZ
36250VAK8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
36250VAL6
1000.00000000
0.00000000
3.87740240
3.87740240
0.00000000
1000.00000000
D
36250VAM4
1000.00000000
0.00000000
2.48250000
2.48250000
0.00000000
1000.00000000
X-D
36250VAN2
1000.00000000
0.00000000
1.39490240
1.39490240
0.00000000
1000.00000000
E
36250VAP7
1000.00000000
0.00000000
3.87740240
3.87740240
0.00000000
1000.00000000
F
36250VAR3
1000.00000000
0.00000000
3.87740240
3.87740240
0.00000000
1000.00000000
G
36250VAT9
1000.00000000
0.00000000
3.49951965
3.49951965
0.00000000
1000.00000000
S
36250VAV4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
R
36250VAX0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
February 2019
FACTOR DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
14,151,901.52
631,596.11
0.00
0.00
0.00
13,520,305.41
0.00
A-2
28,822,000.00
0.00
0.00
0.00
0.00
28,822,000.00
0.00
A-3
185,000,000.00
0.00
0.00
0.00
0.00
185,000,000.00
0.00
A-4
284,382,000.00
0.00
0.00
0.00
0.00
284,382,000.00
0.00
A-AB
65,382,000.00
0.00
0.00
0.00
0.00
65,382,000.00
0.00
A-S
40,298,000.00
0.00
0.00
0.00
0.00
40,298,000.00
0.00
B
48,782,000.00
0.00
0.00
0.00
0.00
48,782,000.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
42,419,000.00
0.00
0.00
0.00
0.00
42,419,000.00
0.00
D
51,964,000.00
0.00
0.00
0.00
0.00
51,964,000.00
0.00
E
23,331,000.00
0.00
0.00
0.00
0.00
23,331,000.00
0.00
F
8,483,000.00
0.00
0.00
0.00
0.00
8,483,000.00
0.00
G
39,238,739.00
0.00
0.00
0.00
0.00
39,238,739.00
0.00
Totals:
832,253,640.52
631,596.11
0.00
0.00
0.00
831,622,044.41
0.00
February 2019
PRINCIPAL DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
18,149.81
0.00
0.00
0.00
0.00
18,149.81
0.00
A-2
49,838.04
0.00
0.00
0.00
0.00
49,838.04
0.00
A-3
500,116.67
0.00
0.00
0.00
0.00
500,116.67
0.00
A-4
830,869.41
0.00
0.00
0.00
0.00
830,869.41
0.00
A-AB
178,601.83
0.00
0.00
0.00
0.00
178,601.83
0.00
X-A
687,460.23
0.00
0.00
0.00
0.00
687,460.23
0.00
X-B
7,597.10
0.00
0.00
0.00
0.00
7,597.10
0.00
A-S
131,337.90
0.00
0.00
0.00
0.00
131,337.90
0.00
B
181,550.34
0.00
0.00
0.00
0.00
181,550.34
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
164,475.53
0.00
0.00
0.00
0.00
164,475.53
0.00
D
129,000.63
0.00
0.00
0.00
0.00
129,000.63
0.00
X-D
72,484.71
0.00
0.00
0.00
0.00
72,484.71
0.00
E
90,463.68
0.00
0.00
0.00
0.00
90,463.68
0.00
F
32,892.00
0.00
0.00
0.00
0.00
32,892.00
0.00
G
152,144.38
0.00
1,838.47
14,827.64
0.00
137,316.74
490,816.07
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,226,982.26
0.00
1,838.47
14,827.64
0.00
3,212,154.62
490,816.07
February 2019
INTEREST DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Interest
Fees
Scheduled Interest
3,349,459.05
Master Servicing Fee
10,682.38
Interest Adjustments
(14,827.68)
Trustee/Certificate Administrator Fees
2,938.30
Deferred Interest
0.00
CREFC Intellectual Property Royalty License Fee
358.33
Net Prepayment Shortfall
0.00
Operating Advisor Fee
931.66
Net Prepayment Interest Excess
0.00
Special Servicing Fee
14,827.68
Interest Reserve (Deposit)/Withdrawal
(107,566.08)
Workout Fee
0.00
Interest Collections
3,227,065.29
Liquidation Fee
0.00
Special Serv Fee plus Adj.
14,827.68
Miscellaneous Fee
0.00
Principal
Scheduled Principal
631,596.11
Fee Distributions
29,738.35
Unscheduled Principal
0.00
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
631,596.11
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
14,827.68
Other
Additional Trust Fund Expenses
14,827.68
Yield Maintenance
0.00
Excess Interest
0.00
Payments to Certificateholders
Excess Liquidatation Proceeds
0.00
Interest Distribution
3,212,154.62
Other Collections
0.00
Principal Distribution
631,596.11
Yield Maintenance
0.00
Excess Interest
0.00
Payments to Certificateholders
3,843,750.73
Total Collections
3,858,661.40
Total Distribution
3,858,661.40
Funds Collection
Funds Distribution
February 2019
RECONCILIATION OF FUNDS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Mortgage Loan Stated Principal Balance
P&I Advances:
Beginning Principal Balance
832,253,640.63
Total
Ending Principal Balance
831,622,044.52
P & I Advances
Not Provided
% of Cut-Off Date Principal Balance
98.02%
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
509,976.33
Ending Loan Count
57
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
77
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.8294783%
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
Controlling Class:
G
0.00
0.00
0.00
Controlling Class Representative:
Argentic Securities Income USA LLC
Specially Serviced Loans that are not Delinquent
Count
Balance
1
68,783,635.79
Aggregate Realized Loss in Related Collection Period
0.00
Agg Add'l Trust Expenses in Related Collection Period
0.00
February 2019
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

Stated Principal
Amount Of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
1
68,783,635.79
Totals:
1
68,783,635.79
Totals:
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
February 2019
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

February 2019
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

February 2019
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

February 2019
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
1
0
0.00
0
0.00
Feb 2019
68,783,635.79
0.0%
0.0%
0.0%
8.3%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
1
0
0.00
0
0.00
Jan 2019
68,876,978.00
0.0%
0.0%
0.0%
8.3%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
1
0
0.00
0
0.00
Dec 2018
68,969,923.75
0.0%
0.0%
0.0%
8.3%
0.0%
0.0%
0
0.00
0.0%
1
0.00
23,245,680.43
0
0
0.00
1
0
0.00
0
0.00
Nov 2018
69,071,938.46
2.8%
0.0%
0.0%
8.3%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
1
0
0.00
0
0.00
Oct 2018
69,164,056.14
0.0%
0.0%
0.0%
8.3%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
1
0
0.00
0
0.00
Sep 2018
69,265,272.79
0.0%
0.0%
0.0%
8.3%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
1
0
0.00
0
0.00
Aug 2018
69,356,569.30
0.0%
0.0%
0.0%
8.3%
0.0%
0.0%
0
0.00
0.0%
1
0.00
23,300,000.00
0
0
0.00
1
0
0.00
0
0.00
Jul 2018
69,447,478.04
2.8%
0.0%
0.0%
8.3%
0.0%
0.0%
0
0.00
0.0%
1
0.00
23,300,000.00
0
0
0.00
1
0
0.00
0
0.00
Jun 2018
69,547,529.55
2.8%
0.0%
0.0%
8.3%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
1
0
0.00
0
0.00
Apr 2018
69,736,897.02
0.0%
0.0%
0.0%
8.3%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
1
0
0.00
0
0.00
Mar 2018
69,826,190.36
0.0%
0.0%
0.0%
8.3%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
1
0
0.00
0
0.00
Feb 2018
69,943,854.04
0.0%
0.0%
0.0%
8.3%
0.0%
0.0%
0
0.00
0.0%
1
0.00
70,032,268.35
0
0
0.00
0
0
0.00
0
0.00
Jan 2018
0.00
8.3%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

Stated Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
Mortgage Property That Became REO Property During Related Prepayment Period
February 2019
REO ADDITIONAL DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34

February 2019
REO STATUS REPORT
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

February 2019
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

February 2019
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
14,827.68
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
68,783,635.79
0.00
0.00
3
68,783,635.79
Count:
Totals:
1
14,827.68
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
14,827.68
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

February 2019
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
3
01/06/2019
17,508,067.09
02/06/2018
367,320,502.00
0.00
0.00
Count:
Totals:
1
17,508,067.09
367,320,502.00
0.00
0.00

February 2019
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Office
IL
08/06/25
N
100,000,000.00
387,069.44
0.00
02/06/19
0.00
0
387,069.44
0.00
4.495
1.83
12/31/17
2
Mixed Use
NY
10/06/25
N
84,500,000.00
331,075.69
0.00
02/06/19
0.00
0
331,075.69
0.00
4.550
1.07
12/31/17
3
Lodging
07/20/16 XX
09/06/25
N
68,783,635.79
387,137.92
0.00
01/06/19
0.00
B
293,795.71
0.00
4.954
2.22
12/31/17
4
Mixed Use
TX
10/06/25
N
54,100,000.00
221,004.51
0.00
02/06/19
0.00
0
221,004.51
0.00
4.744
1.56
12/31/17
5
Office
NY
10/06/25
N
30,000,000.00
111,083.33
0.00
02/06/19
0.00
0
111,083.33
0.00
4.300
3.05
12/31/17
6
Retail
TX
09/06/25
N
29,750,000.00
115,281.25
0.00
02/06/19
0.00
0
115,281.25
0.00
4.500
1.96
12/31/17
7
Retail
XX
08/06/25
N
27,243,624.03
139,078.78
0.00
02/06/19
0.00
0
105,698.39
0.00
4.500
1.72
12/31/17
8
Multifamily
PA
09/06/25
N
24,000,000.00
94,033.33
0.00
02/06/19
0.00
0
94,033.33
0.00
4.550
1.88
12/31/17
9
Retail
OH
09/06/25
N
22,237,754.51
121,929.33
0.00
02/06/19
0.00
0
90,196.68
0.00
4.704
1.43
12/31/17
10
Various
NY
09/06/25
N
23,164,930.54
123,234.81
0.00
01/06/19
0.00
B
97,253.66
0.00
4.870
1.58
12/31/17
11
Industrial
PA
10/06/25
N
18,905,465.60
99,836.64
0.00
02/06/19
0.00
0
76,316.41
0.00
4.682
1.79
12/31/17
12
Lodging
FL
10/06/25
N
17,568,809.55
98,184.44
0.00
02/06/19
0.00
0
74,231.68
0.00
4.900
3.10
12/31/17
13
Multifamily
TX
08/06/25
N
16,927,526.47
88,325.30
0.00
02/06/19
0.00
0
68,443.99
0.00
4.690
1.10
12/31/18
14
Retail
FL
09/06/25
N
15,438,979.04
85,930.58
0.00
02/06/19
0.00
0
66,609.81
0.00
5.004
1.39
12/31/17
15
Office
OH
09/06/25
N
14,846,482.92
75,689.91
0.00
02/06/19
0.00
0
57,587.47
0.00
4.499
2.17
12/31/17
16
Retail
MD
09/06/25
N
14,535,329.80
74,974.24
0.00
02/06/19
0.00
0
57,644.70
0.00
4.600
1.68
12/31/17
17
Lodging
TX
10/06/20
N
12,810,163.28
70,993.12
0.00
02/06/19
0.00
0
53,242.97
0.00
4.820
1.08
12/31/18
18
Retail
MO
10/06/25
N
11,554,319.58
75,836.44
0.00
02/06/19
0.00
0
48,370.04
0.00
4.850
1.91
12/31/17
19
Multifamily
MI
09/06/25
N
12,168,191.72
66,142.92
0.00
02/06/19
0.00
0
51,718.59
0.00
4.930
1.55
12/31/17
20
Retail
FL
09/06/25
N
12,350,000.00
48,595.36
0.00
02/06/19
0.00
0
48,595.36
0.00
4.570
2.78
12/31/17
21
Mobile Home
PA
09/06/25
N
11,646,513.77
63,992.30
0.00
02/06/19
0.00
0
47,439.04
0.00
4.724
1.39
12/31/17
22
Mobile Home
PA
09/06/25
N
11,452,483.89
62,926.20
0.00
02/06/19
0.00
0
46,648.71
0.00
4.724
1.38
12/31/17
23
Retail
OH
12/28/27
N
11,336,581.01
64,031.54
0.00
02/06/19
0.00
0
52,028.22
0.00
5.324
1.65
12/31/18
24
Retail
MI
09/06/25
N
10,902,131.03
56,230.72
0.00
02/06/19
0.00
0
41,925.18
0.00
4.460
1.69
12/31/18
25
Office
OH
09/06/25
N
10,980,832.42
55,982.16
0.00
02/06/19
0.00
0
42,593.14
0.00
4.499
0.13
12/31/17
26
Lodging
GA
09/06/25
N
10,134,968.89
56,106.86
0.00
02/06/19
0.00
0
41,906.20
0.00
4.795
1.62
12/31/17
27
Multifamily
FL
10/06/25
N
10,391,004.13
55,214.78
0.00
02/06/19
0.00
0
42,442.35
0.00
4.738
2.05
12/31/18
28
Multifamily
AZ
10/06/25
N
10,425,000.00
43,372.78
0.00
02/06/19
0.00
0
43,372.78
0.00
4.832
2.39
12/31/18
29
Multifamily
GA
09/06/25
N
8,318,125.00
33,736.93
0.00
02/06/19
0.00
0
33,736.93
0.00
4.710
2.15
12/31/18
30
Multifamily
MI
09/06/25
N
7,753,152.81
40,453.75
0.00
02/06/19
0.00
0
31,415.31
0.00
4.700
1.85
12/31/17
31
Office
NY
10/06/25
N
7,500,000.00
30,031.25
0.00
02/06/19
0.00
0
30,031.25
0.00
4.650
0.00
32
Mobile Home
PA
09/06/25
N
6,294,133.59
34,583.41
0.00
02/06/19
0.00
0
25,637.51
0.00
4.724
1.27
12/31/18
33
Retail
NM
09/06/25
N
6,203,793.89
34,326.00
0.00
02/06/19
0.00
0
25,624.82
0.00
4.790
1.91
12/31/17
34
Office
CA
09/06/25
N
6,461,025.34
33,742.72
0.00
02/06/19
0.00
0
26,224.20
0.00
4.708
2.76
12/31/17
35
Multifamily
TX
09/06/25
N
6,089,665.96
31,166.13
0.00
02/06/19
0.00
0
23,059.15
0.00
4.392
1.56
12/31/17
36
Multifamily
OH
09/06/25
N
5,770,406.62
31,532.50
0.00
02/06/19
0.00
0
23,245.84
0.00
4.672
0.33
12/31/17
37
Office
AZ
09/06/25
N
5,878,667.86
32,000.61
0.00
02/06/19
0.00
0
25,051.96
0.00
4.943
1.74
12/31/17
38
Retail
AZ
09/06/25
N
5,519,029.43
29,365.40
0.00
02/06/19
0.00
0
21,040.11
0.00
4.421
1.62
12/31/17
39
Office
TX
08/06/25
N
5,474,529.92
29,733.37
0.00
02/06/19
0.00
0
21,716.98
0.00
4.600
2.42
12/31/18
40
Retail
TX
08/06/25
N
5,464,849.69
29,181.34
0.00
02/06/19
0.00
0
20,925.51
0.00
4.440
2.21
12/31/18
41
Multifamily
GA
09/06/25
N
5,585,067.16
30,450.95
0.00
02/06/19
0.00
0
23,870.51
0.00
4.958
1.50
12/31/17

February 2019
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42
Retail
CA
09/06/25
N
5,090,751.15
27,125.66
0.00
02/06/19
0.00
0
20,848.26
0.00
4.750
1.54
12/31/17
43
Retail
TX
10/06/25
N
4,828,484.27
26,144.86
0.00
02/06/19
0.00
0
19,153.85
0.00
4.600
1.44
12/31/17
44
Self Storage
AZ
10/06/20
N
4,556,563.62
25,358.31
0.00
02/06/19
0.00
0
19,095.43
0.00
4.860
0.00
45
Multifamily
MI
09/06/25
N
3,481,926.04
21,259.40
0.00
02/06/19
0.00
0
13,962.42
0.00
4.647
1.75
12/31/17
46
Retail
MI
09/06/25
N
554,447.08
3,385.25
0.00
02/06/19
0.00
0
2,223.32
0.00
4.647
1.10
12/31/17
47
Retail
GA
09/06/25
N
3,695,726.09
22,537.48
0.00
02/06/19
0.00
0
14,776.76
0.00
4.634
1.69
12/31/18
48
Office
CA
09/06/25
N
3,742,462.42
20,776.84
0.00
02/06/19
0.00
0
15,561.40
0.00
4.822
1.44
12/31/18
49
Self Storage
PA
10/06/25
N
3,824,507.37
20,532.73
0.00
02/06/19
0.00
0
15,925.92
0.00
4.830
2.03
12/31/17
50
Self Storage
AZ
08/06/25
N
3,672,321.09
18,736.37
0.00
02/06/19
0.00
0
14,231.87
0.00
4.495
2.90
12/31/17
51
Office
TX
10/06/25
N
3,519,718.05
20,023.26
0.00
02/06/19
0.00
0
15,389.77
0.00
5.071
1.63
12/31/16
52
Retail
MO
09/06/25
N
2,801,940.32
17,420.49
0.00
02/06/19
0.00
0
11,725.78
0.00
4.850
0.00
53
Retail
TX
07/06/25
N
2,585,006.36
14,615.86
0.00
02/06/19
0.00
0
11,233.61
0.00
5.040
1.78
12/31/17
54
Self Storage
AZ
09/06/25
N
2,402,687.52
14,673.90
0.00
02/06/19
0.00
0
9,640.91
0.00
4.650
2.98
12/31/18
55
Mixed Use
IL
10/06/25
N
2,324,572.32
12,869.11
0.00
02/06/19
0.00
0
9,641.62
0.00
4.810
1.16
12/31/17
56
Mobile Home
IN
09/06/25
N
2,332,024.70
12,591.97
0.00
02/06/19
0.00
0
9,651.19
0.00
4.800
1.48
12/31/17
57
Mobile Home
IN
09/06/25
N
1,741,730.88
9,404.63
0.00
02/06/19
0.00
0
7,208.23
0.00
4.800
2.01
12/31/17
831,622,044.52
3,981,055.16
0.00
0.00
57
Totals:
Count:
3,349,459.05
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

February 2019
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

February 2019
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Count
Balance ($)
%
0M to 4.9M
15
$46,064,118.13
5.54%
5M to 9.9M
14
$87,403,198.42
10.51%
10M to 14.9M
14
$165,534,002.44
19.90%
15M to 19.9M
4
$68,840,780.66
8.28%
20M to 24.9M
3
$69,402,685.05
8.35%
25M to 29.9M
2
$56,993,624.03
6.85%
30M to 34.9M
1
$30,000,000.00
3.61%
50M to 54.9M
1
$54,100,000.00
6.51%
65M to 69.9M
1
$68,783,635.79
8.27%
80M to 84.9M
1
$84,500,000.00
10.16%
100M to 104.9M
1
$100,000,000.00
12.02%
Total
57
$831,622,044.52
100.00%
Remaining Principal Balance
0
4
8
12
16
20
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
50
M
t
o
54.9M
65
M
t
o
69.9M
80
M
t
o
84.9M
10
0M
to
10
4.9M
Count
Balance ($)
%
4.250% - 4.490%
9
$187,475,312.54
22.54%
4.500% - 4.740%
25
$400,574,346.48
48.17%
4.750% - 4.990%
19
$210,692,101.04
25.34%
5.000% - 5.240%
3
$21,543,703.45
2.59%
5.250% - 5.490%
1
$11,336,581.01
1.36%
Total
57
$831,622,044.52
100.00%
Gross Rate
Total Weighted Average Rate: 4.67%
0
10
20
30
40
50
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%

February 2019
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Count
Balance ($)
%
NEW YORK
4
$145,164,930.54
17.46%
TEXAS
10
$141,549,944.00
17.02%
ILLINOIS
2
$102,324,572.32
12.30%
VARIOUS
2
$96,027,259.82
11.55%
PENNSYLVANIA
6
$76,123,104.22
9.15%
OHIO
5
$65,172,057.48
7.84%
FLORIDA
4
$55,748,792.72
6.70%
MICHIGAN
5
$34,859,848.68
4.19%
ARIZONA
6
$32,454,269.52
3.90%
GEORGIA
4
$27,733,887.14
3.33%
CALIFORNIA
3
$15,294,238.91
1.84%
MARYLAND
1
$14,535,329.80
1.75%
MISSOURI
2
$14,356,259.90
1.73%
NEW MEXICO
1
$6,203,793.89
0.75%
INDIANA
2
$4,073,755.58
0.49%
Total
57
$831,622,044.52
100.00%
Geographic Distribution by State
0
2
4
6
8
10
12
14
16
18
NEW YORK
TEXAS
IL
LIN
O
IS
VARIO
US
PENNSYLVANIA
OH
IO
FLORIDAMIC
HIGAN
ARIZONA GE
O
RGIA
CALIFORNIAM
ARY
LA
ND
M
ISS
O
URI
NEW MEXIC
O
INDIANA
Count
Balance ($)
%
Industrial
1
$18,905,465.60
2.27%
Lodging
4
$109,297,577.51
13.14%
Mixed Use
3
$140,924,572.32
16.95%
Mobile Home Park
5
$33,466,886.83
4.02%
Multifamily
11
$110,910,065.91
13.34%
Office
10
$188,403,718.93
22.65%
Retail
18
$192,092,747.28
23.10%
Self Storage
4
$14,456,079.60
1.74%
Various
1
$23,164,930.54
2.79%
Total
57
$831,622,044.52
100.00%
Property Type
2.3
Industrial
13.1
Lodging
16.9
Mixed Use
4.0
Mobile Home Park
13.3
Multifamily
22.7
Office
23.1
Retail
1.7
Self Storage
2.8
Various
Industrial
2.3%
Lodging
13.1%
Mixed Use
16.9%
Mobile Home Park
4.0%
Multifamily
13.3%
Office
22.7%
Retail
23.1%
Self Storage
1.7%
Various
2.8%
Total:
100.0%

February 2019
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Count
Balance ($)
%
39 - 41
50
$670,254,186.96
80.60%
42 - 44
7
$161,367,857.56
19.40%
Total
57
$831,622,044.52
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 41
0
10
20
30
40
50
60
70
80
90
39 - 41
42 - 44
Count
Balance ($)
%
18 - 20
3
$28,703,307.91
3.45%
75 - 77
1
$2,585,006.36
0.31%
78 - 80
53
$800,333,730.25
96.24%
Total
57
$831,622,044.52
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 77
0
20
40
60
80
100
18 - 20
75 - 77
78 - 80

February 2019
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Count
Balance ($)
%
-1.00% - -0.51%
1
$7,500,000.00
0.90%
0.500% - 0.990%
4
$101,805,686.12
12.24%
1.000% - 1.490%
17
$206,796,022.16
24.87%
1.500% - 1.990%
18
$182,470,295.31
21.94%
2.000% - 2.490%
10
$244,864,471.98
29.44%
2.500% - 2.990%
2
$17,249,170.44
2.07%
3.000% - 3.490%
3
$48,811,025.34
5.87%
3.500% - 3.990%
1
$17,568,809.55
2.11%
Not Avail.
1
$4,556,563.62
0.55%
Total
57
$831,622,044.52
100.00%
DSCR
Total Weighted Average DSCR: 1.79
0
4
8
12
16
20
24
28
32
0.500%
-
0.990%
-1
.0
0%
-
-0
.5
1%
1.000%
-
1.490%
1.500%
-
1.990%
2.000%
-
2.490%
2.500%
-
2.990%
3.000%
-
3.490%
3.500%
-
3.990%
No
t Ava
il.
28.00%
Amortizing Balloon
8.67%
IO Maturity Balloon
63.33%
IO/Amortizing/Balloon
Amortizing Balloon
28.00%
IO Maturity Balloon
8.67%
IO/Amortizing/Balloon
63.33%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
24
$232,823,920.13
28.00%
IO Maturity Balloon
3
$72,100,000.00
8.67%
IO/Amortizing/Balloon
30
$526,698,124.39
63.33%
Total
57
$831,622,044.52
100.00%
Amortization Type

February 2019
DELINQUENT LOAN DETAIL
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Paid Thru
Date
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Status
Code*
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Loan ID
Current
P&I
Advances**
3
01/06/2019
386,841.37
26,025.00
B
07/20/2016
06/26/2016
386,841.37
10
01/06/2019
123,134.96
0.00
B
123,134.96
2
Totals:
509,976.33
26,025.00
Count:
509,976.33
* Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.

February 2019
SUPPLEMENTAL INFORMATION
GS Mortgage Securities Trust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
Notice Date
Notes
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.

Document Outline

  Table of Contents
    Distribution Date Report
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Loan Detail
    Historical Loan Modification Report
    Bond/Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    REO Additional Detail
    REO Status Report
    Historical Liquidation Loss Loan Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Delinquent Loan Detail
    Supplemental Information